General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - Selling, General and Administrative Expense [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Salaries, management fees and expenses relating to service providers		$ 198	$ 107	$ 107
Share based payment expense		346	264	3
Patents and fees		74	55	94
Directors’ fees		117	75	60
Rent and office maintenance				12
Insurance		107	100	119
Professional services		269	158	330
Bad debt loss	[1]	308
Other		18		9
General and administrative expenses		$ 1,437	$ 759	$ 734

[1]	From its acquisition of Social Proxy in August 2024 and through May 2025, the Company extended loans to Social Proxy bearing interest at an annual rate of 8%. Upon the discontinuation of Social Proxy’s operations, the total outstanding loan balance of $1,626 thousand was allocated as follows: $1,318 thousand, relating to the period up to December 31, 2024, was included within discontinued operations, while the remaining $308 thousand, relating to 2025, was recognized as a bad debt loss within continuing operations. See Note 6.